Summary of Significant Accounting Policies (Details) - Schedule of Disclosed the Type of Revenue by Government Category - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	$ 45,343,698	$ 48,190,076
Produced [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	20,693,991	23,435,544
Purchased [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	24,649,707	24,754,532
Class I [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	9,031,781	8,023,860
Class I [Member] | Produced [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	3,499,514	3,561,156
Class I [Member] | Purchased [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	5,532,267	4,462,704
Class I [Member] | Eye drops bottle [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	671,889	1,073,853
Class I [Member] | Oral medicine bottle [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	1,296,401	1,830,363
Class I [Member] | Anal bag [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	1,348,431	849,099
Class I [Member] | Other Class I [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	5,715,060	4,270,545
Class II [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	32,931,537	35,075,347
Class II [Member] | Produced [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	15,812,678	17,313,377
Class II [Member] | Purchased [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	17,118,859	17,761,970
Class II [Member] | Masks [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	67,144	47,946
Class II [Member] | Identification tape [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	6,215,605	5,494,306
Class II [Member] | Disposable medical brush [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	4,348,913	4,481,601
Class II [Member] | Gynecological inspection kits [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	3,690,332	3,022,727
Class II [Member] | Surgical kit [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	1,221,656	2,206,201
Class II [Member] | Medical brush [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	2,466,810	2,809,448
Class II [Member] | Medical kit [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	856,880	983,584
Class II [Member] | Other Class II [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	14,064,197	16,029,534
Class III [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	941,131	1,398,377
Class III [Member] | Produced [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	313,103	524,802
Class III [Member] | Purchased [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	628,028	873,575
Class III [Member] | Electronic pump [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	89,329	138,751
Class III [Member] | Anesthesia puncture kit [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	144,757	229,616
Class III [Member] | Disposable infusion pump [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	52,857	113,335
Class III [Member] | Infusion pump [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	91,687	178,461
Class III [Member] | Electronic infusion pump One [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	970	330
Class III [Member] | Laparoscopic trocar [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	4,923	38
Class III [Member] | Other Class III [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	556,608	737,846
Other [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	2,439,249	3,692,492
Other [Member] | Produced [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	1,068,696	2,036,209
Other [Member] | Purchased [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	1,370,553	1,656,283
Subtotal-Class I [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	9,031,781	8,023,860
Subtotal-Class II [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	32,931,537	35,075,347
Subtotal-Class III [Member]
Schedule of Disclosed the Type of Revenue by Government Category [Line Items]
Type of revenue	$ 941,131	$ 1,398,377